Non Current Liabilities - Convertible Note - Additional Information (Detail) - AUD ($)		1 Months Ended			3 Months Ended	12 Months Ended
	May 11, 2015	Mar. 31, 2022	Dec. 31, 2018	Jul. 31, 2017	Jun. 30, 2021	Jun. 30, 2022	Aug. 04, 2020	Nov. 30, 2019	Jun. 30, 2016
Disclosure of detailed information about borrowings [line items]
Proceeds from Issuance of warrants and convertible notes	$ 13,750,828		$ 7,328,509	$ 6,561,765
Convertible Notes issued						$ 13,750,828
Convertible Notes, Face value						$ 1
Convertible notes exercise price						$ 0.17
Interest rate						3.00%
Number of shares each note is converted						50
Discount rate									15.00%
Exercise price							$ 0.235
Percentage of convertible notes converted to ordinary shares		12.50%			75.00%
Percentage of convertible notes converted to ordinary shares in three issuances					25.00%
Percentage of original convertible notes balance remain outstanding					12.50%
Number of warrants lapsed unexercised							37,144,524
Number of shares converted into ordinary shares						12,206,768
Conversion notes, notional amount subject to conversion						$ 2,075,151
Restated Warants Issue After Share Consolidation [member]
Disclosure of detailed information about borrowings [line items]
Convertible Notes, Face value						$ 0.17
Present Value of the Contractual Cash Flows [member]
Disclosure of detailed information about borrowings [line items]
Component of convertible note was initially recorded at fair value									$ 4,400,000
Warrants Exercise Price One [member]
Disclosure of detailed information about borrowings [line items]
Warrants granted to Ridgeback						8,475,995
Exercise price						$ 0.025
Warrants Exercise Price Two [member]
Disclosure of detailed information about borrowings [line items]
Warrants granted to Ridgeback						371,445,231
Exercise price						$ 0.0237
Restated Warrants Exercise Price One [member] | Restated Warants Issue After Share Consolidation [member]
Disclosure of detailed information about borrowings [line items]
Warrants granted to Ridgeback								847,600
Exercise price								$ 0.248
Restated Warrants Exercise Price Two [member] | Restated Warants Issue After Share Consolidation [member]
Disclosure of detailed information about borrowings [line items]
Warrants granted to Ridgeback								37,144,524
Exercise price								$ 0.235